Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

	As of December 31, 2024
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
Intangible asset with indefinite life:
Da Niang Trademark	64,347,001	-	64,347,001
Finite-lived intangible assets:
Trademarks	21,129,394	(12,600,294)	8,529,100
Technology	4,200,000	(2,310,000)	1,890,000
Network rights	210,755	(209,550)	1,205
Purchased software	29,279,182	(28,875,979)	403,203
Reacquired rights	2,531,418	(2,024,376)	507,042
Others	435,185	(435,185)	-
Total	122,132,935	(46,455,384)	75,677,551
	As of December 31, 2025
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	USD
Intangible asset with indefinite life:
Da Niang Trademark	47,016,001	-	47,016,001	6,723,199
Finite-lived intangible assets:
Trademarks	21,129,394	(13,898,156)	7,231,238	1,034,053
Technology	4,200,000	(2,730,000)	1,470,000	210,207
Purchased software	29,305,597	(28,983,292)	322,305	46,089
Reacquired rights	2,531,418	(2,167,144)	364,274	52,091
Others	644,735	(644,735)	-	-
Total	104,827,145	(48,423,327)	56,403,818	8,065,639

Amortization expense of intangible assets for the years ended December 31, 2023, 2024 and 2025 amounted to RMB 6,686,070, RMB 4,766,969 and RMB1,942,732 (USD 277,807), respectively.

Due to strategic optimization of leased-and-operated restaurants closures for varying reasons in each year, the Group recognized impairment losses of RMB 16,027,000, RMB 39,072,000 and RMB 17,331,000 (USD 2,478,300) for the years ended December 31, 2023, 2024 and 2025, respectively, to Da Niang Trademark in restaurant business segment. The Group evaluated the fair value of Da Niang Trademark using the relief from royalty method with the assistance of a third-party valuer and based on the significant assumptions including royalty rate for the trademark, projected revenue and discount rate, which were classified as level 3 inputs under the fair value hierarchy that involve considerable management judgements. Accordingly, actual results may vary significantly from the Group estimates as they are forward-looking and include assumption about economic trend with uncertain future outcome.

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Years ending December 31,	RMB	USD
2026	2,193,515	313,668
2027	1,720,250	245,992
2028	1,549,618	221,592
2029	955,433	136,625
2030	547,404	78,278
Thereafter	2,421,598	346,284